Putnam Investments
One Post Office Square
Boston, MA 02109
May 3, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Equity Income Fund (Reg. No. (2-58869) (811-02742))
Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated March 30, 2012, filed with the Commission on March 29, 2012. The Amendment is expected to become effective on July 2, 2012.

The prospectus and statement of additional information have been revised, as described in the relevant supplements, to reflect the addition of two new share classes, called R5 and R6. It is our intention to subsequently file nearly identical amendments for several other Putnam funds under Rule 485(b)(1)(vii).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 17006.

Very truly yours,

Jesse Ritter
Associate Counsel

cc:	James Thomas, Esq.
Ropes & Gray LLP